Financial risk management - Notional principal amounts of the outstanding forward foreign exchange contracts (Details)
€ in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)
Forward foreign exchange contracts
Derivative [Line Items]
Notional amount	$ 1.6	¥ 39.7	$ 18.0	₩ 144.9	¥ 1.1	€ 755.8	$ 1.0	¥ 1.1	$ 27.6	₩ 66.4	¥ 1.1	€ 240.6